Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
December 31,
2018		2017
Accrued interest	114	274
Accrued audit fees	57	-
Other accruals	999	996
Insurance deductibles	102	139
Other payables	47	46
Total	1,319	1,455